SUBSEQUENT EVENTS (Detail Textuals 4) (USD $)	9 Months Ended	12 Months Ended		12 Months Ended		1 Months Ended		0 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended		0 Months Ended	4 Months Ended	0 Months Ended			3 Months Ended
	Jun. 30, 2014	Sep. 30, 2011	Apr. 25, 2013 Crede	Sep. 30, 2013 Warrants	Sep. 30, 2012 Warrants	Apr. 25, 2013 Series A Warrants Crede	Apr. 25, 2013 Series B Warrants Crede	Feb. 11, 2014 Common Stock	Sep. 30, 2011 Common Stock	Dec. 20, 2013 Consulting agreement Common Stock	Oct. 14, 2013 Subsequent Event	Dec. 16, 2013 Subsequent Event Crede	Oct. 14, 2013 Subsequent Event Karol Gray	Feb. 11, 2014 Subsequent Event Warrants	Dec. 16, 2013 Subsequent Event Series A Warrants Crede	Dec. 16, 2013 Subsequent Event Series B Warrants Crede	Feb. 11, 2014 Subsequent Event Common Stock	Dec. 20, 2013 Subsequent Event Consulting agreement Common Stock
Subsequent Event [Line Items]
Officers compensation													$ 336,000
Vesting period of options issued											5 years		5 years
Number of shares granted		15,000,000									33,333		33,333
Number of shares to be purchased on exercise of warrants			520,951					12,447				313,718					12,447
Number of warrants exercised during period	311,586			1,003,948	83,994	179,211	492,831	16,667						16,667	178,523	116,667
Common stock issued in exchange for consulting services (in shares)		14,814							14,814	41,667								41,667
Common stock issued in exchange for consulting services		$ 65,000							$ 15	$ 337,500								$ 337,500